Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and Finance costs [Abstract]
Interest incurred on long-term debt (Note 15)	$ 7,264	$ 8,933	$ 9,386
Interest incurred on short-term borrowings (Note 14)	14,045	13,141	10,921
Servicing fees on factoring (Note 4)	1,563	1,738	342
Amortization of financing fees (Note 12)	840	1,037	1,003
Amortization of convertible notes discount (Note 15)	419	0	0
Bank commissions, commitment fees and other charges	8,559	8,582	7,097
Interest on lease payments (Note 22)	83	175	262
Capitalized interest (Note 8, 9 and 11)	(4,700)	(2,414)	(1,147)
Total	$ 28,073	$ 31,192	$ 27,864